Merger With Vaporin Inc - Schedule of Pro Forma Consolidated Results of Operations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Weighted Average number of shares outstanding	22,474,273	16,267,750
Pro Forma [Member]
Revenues	$ 2,584,884	$ 4,975,337	$ 20,253,052	$ 28,259,309
Net (loss) income	$ (5,378,927)	$ (2,590,724)	$ (19,595,702)	$ 415,316
Loss per share - basic and diluted	$ (0.17)	$ (0.08)	$ (0.59)	$ 0.01
Weighted Average number of shares outstanding	31,260,183	30,766,022